LOANS PAYABLE	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
LOANS PAYABLE

9.           LOANS PAYABLE

As at February 28, 2011, there were loans payable in the amount of $12,876 (February 28, 2010 - $45,303), which are all current. The loans are repayable in monthly installments of $3,272 (February 28, 2010 – $5,716), including interest of 7.50% per annum.